                                             1933 Act Registration No.  33-60515
                                            1940 Act Registration No.  811-07279
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 6, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-60515)
                         Pre-Effective Amendment No.
                                                     ---
                         Post-Effective Amendment No.  3
                                                      ---
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                          (Registration No. 811-07279)
                                Amendment No.  4
                                              ---
                        (Check appropriate box or boxes)

                             PIPER FUNDS INC. -- II
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
      (Address of Principal Executive Offices)                  (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                            --------------

                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

 X   immediately upon filing pursuant to paragraph (b) of rule 485
---
     on (specify date) pursuant to paragraph (b) of rule 485
---
     75 days after filing pursuant to paragraph (a) of rule 485, unless effectiveness is accelerated by the staff of the Securities and Exchange Commission
---
     on (specify date) pursuant to paragraph (a) of rule 485
---

     The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended August 31, 1996 was filed on or about October 24, 1996 and a Rule 24f-2 Notice for the fiscal period ended September 30, 1996 wil be filed no later than November 30, 1996.

                             PIPER FUNDS INC. -- II

                       Registration Statement on Form N-1A

                         ------------------------------

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                         ------------------------------

     Item No.                        Prospectus Heading
     --------                         ------------------

1.   Cover Page. . . . . . . . . .   Cover Page

2.   Synopsis. . . . . . . . . . .   Introduction; Fund Expenses

3.   Financial Highlights. . . . .   Financial Highlights

4.   General Description of
       Registrant. . . . . . . . .   Introduction; Investment Objectives and
                                     Policies

5.   Management of the Fund. . . .   Management

6.   Capital Stock and Other
       Securities. . . . . . . . .   General Information; Introduction;
                                     Dividends and Distributions; Tax Status

7.   Purchase of Securities
       Being Offered . . . . . . .   Distribution of Fund Shares;  How to
                                     Purchase Shares; Reducing Your Sales
                                     Charge; Special Purchase Plans; Valuation of Shares; Shareholder Services

8.   Redemption or Repurchase. . .   How to Redeem Shares; Shareholder Services

9.   Pending Legal Proceedings . .   General Information

                                     Statement of Additional Information Heading
                                     -------------------------------------------

10.  Cover Page. . . . . . . . . .   Cover Page

11.  Table of Contents . . . . . .   Cover Page

12.  General Information
       and History . . . . . . . .   General Information; Pending Litigation

13.  Investment Objectives
       and Policies. . . . . . . .   Investment Policies and Restrictions

14.  Management of the Fund. . . .   Directors and Executive Officers

15.  Control Persons and Principal
       Holders of Securities . . .   Capital Stock and Ownership of Shares

16.  Investment Advisory and
       Other Services. . . . . . .   Investment Advisory and Other Services

17.  Brokerage Allocation. . . . .   Portfolio Transactions and Allocation of
                                     Brokerage

18.  Capital Stock and Other
       Securities. . . . . . . . .   Capital Stock and Ownership of Shares

19.  Purchase, Redemption and
       Pricing of Securities
       Being Purchased . . . . . .   Net Asset Value and Public Offering Price;
                                     Performance Comparisons; Purchase of
                                     Shares; Redemption of Shares

20.  Tax Status. . . . . . . . . .   Taxation

21.  Underwriters. . . . . . . . .   Investment Advisory and Other Services;
                                     Portfolio Transactions and Allocation of
                                     Brokerage

22.  Calculations of
       Performance Data. . . . . .   Performance Comparisons

23.  Financial Statements. . . . .   Financial Statements

                           Incorporation by Reference
                                       and
                                Explanatory Note


     Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) of this Registration Statement are hereby incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on November 6, 1996. Such Part A and Part B and Part C combines two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc.

     This Registration Statement contains only those exhibits which relate to Piper Funds Inc.--II.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 5th day of November 1996.

                                             PIPER FUNDS INC. -- II
                                              (Registrant)


                                             By    /s/ Paul A. Dow
                                                ---------------------------
                                                   Paul A. Dow
                                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

  /s/ Paul A. Dow             President (principal          November 5, 1996
-------------------------     executive officer)
Paul A. Dow

  /s/ Robert H. Nelson        Treasurer (principal          November 5, 1996
-------------------------     financial and
Robert H. Nelson              accounting officer)


David T. Bennett*             Director

Jaye F. Dyer*                 Director

William H. Ellis*             Director

Karol D. Emmerich*            Director

Luella G. Goldberg*           Director


-------------------------     Director
David A. Hughey

George Latimer*               Director

*By  /s/ William H. Ellis                                   November 5, 1996
    ---------------------
    William H. Ellis, Attorney-in-Fact

                                  EXHIBIT INDEX
                                       TO
                             REGISTRATION STATEMENT
                                       OF
                             PIPER FUNDS INC. -- II


Exhibit                                                                 Page No.
-------                                                                 --------


11    Consent of KPMG Peat Marwick LLP